CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 27, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:   First Trust Exchange-Traded AlphaDEX Fund II
                 (File Nos. 333-171759 and 811-22519)
            --------------------------------------------

Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded AlphaDEX Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of prospectus for the Registrant filed pursuant to Rule 497 on October 22, 2014. This filing relates to First Trust Eurozone AlphaDEX(R) Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP

                                                 By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                         Morrison C. Warren

Enclosures